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                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM 13F

                             FORM l3F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/03
                                               -------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------

     This Amendment (Check only one.): [   ] is a restatement.

                                       [ X ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name: Income Research & Management, Inc.
      ----------------------------------
Address: One Federal Street
         -------------------------------
         23rd floor
         -------------------------------
         Boston, MA 02110-2003
         -------------------------------



Form l3F File Number: 28-10329
                      -----------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name: Christina Gaughran
      ---------------------------
Title: Assistant Vice President
       --------------------------
Phone: (617) 542-7070
      ---------------------------



Signature, Place, and Date of Signing:



Christina Gaughran                     Boston, MA                   4/15/2003
---------------------------            -------------                ---------
        {Signature]                    [City, State]                [Date]



Report Type (Check only one.):

[ X ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:      0
                                   -----------

Form 13F Information Table Entry Total:   71
                                       -------

Form 13F Information Table Value Total:  342,287
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

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
COLUMN 1                    COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
NAME OF ISSUER              TITLE OF CLASS      CUSIP      MARKET   SHRS OR    SH/   PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                                          X($1000)  PRN AMT    PRN   CALL DISCRETION  ----------------------------
                                                                                                      MANAGERS  SOLE  SHARED  NONE
AOL TIME WARNER             COM               00184A105     334      30500      SH           SOLE       NONE                  NONE
JOHNSON & JOHNSON           SDCV              02261WAB5    5,984     7360      PRN   PUT     SOLE       NONE                  NONE
AOL TIME WARNER             NOTE 12/0         02364JAC8    33,843    58277     PRN   PUT     SOLE       NONE                  NONE
AMERICAN INTL GROUP         DBCV 11/0         026874AP2    34,118    53425     PRN   PUT     SOLE       NONE                  NONE
AMGEN INC                   NOTE 3/0          031162AE0     920      1200      PRN   PUT     SOLE       NONE                  NONE
ANALOG DEVICES              SB NT CV          032654AD7    2,829     2750      PRN           SOLE       NONE                  NONE
AVON PRODUCTS               Note 7/1          054303AP7    10,210    18775     PRN   PUT     SOLE       NONE                  NONE
BAXTER INTERNATIONAL        DBCV 1.25 6/0     071813AR0    8,074     8050      PRN   PUT     SOLE       NONE                  NONE
BERKSHIRE H.                CL A              84670108      454        7        SH           SOLE       NONE                  NONE
BOEING                      COM               97023105      459      18000      SH           SOLE       NONE                  NONE
CSX CORP                    DBCV 10/3         126408GA5    2,787     3325      PRN   PUT     SOLE       NONE                  NONE
CENDANT                     COM               151313103     104      8000       SH           SOLE       NONE                  NONE
CENDANT                     DEBT 2/1          151313AF0    1,289     2000      PRN   PUT     SOLE       NONE                  NONE
CITIGROUP                   COM               172967101     874      25000      SH           SOLE       NONE                  NONE
CORNING                     COM               219350105      59      10000      SH           SOLE       NONE                  NONE
CORNING INC                 DBCV 11/0         219350AJ4    7,235     10640     PRN   PUT     SOLE       NONE                  NONE
COUNTRYWIDE CREDIT          LYON ZERO         222372AD6    11,473    13750     PRN   PUT     SOLE       NONE                  NONE
COUNTRYWIDE CREDIT          LYON ZERO         222372AE4    1,398     1675      PRN   PUT     SOLE       NONE                  NONE
COX COMMUNICATIONS-PCS      SDEB 0.426 4/1    224044AX5    5,040     10350     PRN   PUT     SOLE       NONE                  NONE
DEVON ENERGY-CHV            DEB 4.95 8/1      25179MAB9    8,426     8150      PRN           SOLE       NONE                  NONE
DIAMOND OFFSHORE DRILLING   SR DB CV 144A     25271CAD4    1,854     2000      PRN   PUT     SOLE       NONE                  NONE
DIAMOND OFFSHORE DRILLING   SUB DB CONV       25271CAE2    1,682     1800      PRN   PUT     SOLE       NONE                  NONE
EOP OPERATING LP            Note 7.250%11/1   268766BR2    3,232     3000      PRN           SOLE       NONE                  NONE
ELEC DATA SYS               SR NT CV ZERO     285661AB0    9,742     12450     PRN   PUT     SOLE       NONE                  NONE
ENTERCOM COMM               CL A              293639100     308      7000       SH           SOLE       NONE                  NONE
FIRST DATA CORP             SR CV DBT SEC     319963AD6    4,457     4000      PRN   PUT     SOLE       NONE                  NONE
FORD                        COM               345370860     379      50000      SH           SOLE       NONE                  NONE
FRANKLIN RESOURCES          SR LYON 144A      354613AA9    5,718     9500      PRN   PUT     SOLE       NONE                  NONE
FRANKLIN RESOURCES          NOTE 9/2          354613AC5    2,859     4750      PRN   PUT     SOLE       NONE                  NONE
GENERAL MOTORS (sh)         DEB SR CONV B     370442733    12,004   533500      SH   PUT     SOLE       NONE                  NONE
HCC INSURANCE               NT CONV           404132AA0    2,704     2500      PRN   PUT     SOLE       NONE                  NONE
HEWLETT PACKARD             SBLYON 144A       428236AA1     815      1675      PRN           SOLE       NONE                  NONE
HEWLETT PACKARD             SB LYON ZERO      428236AC7    2,619     5385      PRN           SOLE       NONE                  NONE
HORACE MANN EDUCATORS       NOTE 1.425% 5/1   440327AG9     460      1000      PRN   PUT     SOLE       NONE                  NONE
INTL PAPER                  DBCV 6/2          460146BM4    2,644     5000      PRN   PUT     SOLE       NONE                  NONE
RUSSELL 2000                COM               464287655     198      2700       SH           SOLE       NONE                  NONE
LEGG MASON                  NOTE 6/0          524901AG0    1,745     3400      PRN   PUT     SOLE       NONE                  NONE
LOEWS-DO                    Note 3.125% 9/1   540424AL2    10,239    11105     PRN           SOLE       NONE                  NONE
LOWES COMPANIES             NOTE 2/1          548661CF2    4,803     6330      PRN   PUT     SOLE       NONE                  NONE
MARSH MACLEN                COM               571748102    2,182     50500      SH           SOLE       NONE                  NONE
MATTEL                      COM               577081102     208      9152       SH           SOLE       NONE                  NONE
MEDTRONIC INC               CONV DEB 144A     585055AA4    8,375     8000      PRN   PUT     SOLE       NONE                  NONE
MEDTRONIC INC               CONV DEB 144A     585055AB2    3,141     3000      PRN   PUT     SOLE       NONE                  NONE
MERCK                       COM               589331107     499      9000       SH           SOLE       NONE                  NONE
MERRILL LYNCH               LYON ZERO         590188A65    40,719    76120     PRN   PUT     SOLE       NONE                  NONE
MERRILL-KR                  MTNF 1% 2/1       59018SZ23    3,954     4175      PRN           SOLE       NONE                  NONE
MILACRON INC                COM               598709103      44      11000      SH           SOLE       NONE                  NONE
MOTOROLA                    COM               620076109     264      31600      SH           SOLE       NONE                  NONE
NORTHROP                    COM               666807102     557      6400       SH           SOLE       NONE                  NONE
PMI GROUP INC               DBCV 2.5% 7/1     69344MAE1    1,036     1000      PRN   PUT     SOLE       NONE                  NONE
RAYMOND JAMES               COM               754730109     196      7594       SH           SOLE       NONE                  NONE
RITE AID                    COM               767754104      74      32925      SH           SOLE       NONE                  NONE
SOLECTRON                   COM               834182107      47      15500      SH           SOLE       NONE                  NONE
SOLECTRON                   SR LYON ZERO      834182AK3     919      1467      PRN   PUT     SOLE       NONE                  NONE
SUN MICROSYSTEMS            COM               866810104      57      17000      SH           SOLE       NONE                  NONE
THERMO ELECTRON CORP        COM               883556102     201      11000      SH           SOLE       NONE                  NONE
THERMO EL-THI               SUB DB CONV       883556AH5    1,522     1500      PRN           SOLE       NONE                  NONE
THERMO EL-TKN               SDCV 3.250%11/0   883556AJ1    1,847     1950      PRN           SOLE       NONE                  NONE
TRIBUNE                     NOTE 4/1          887364AE7    1,749     2600      PRN   PUT     SOLE       NONE                  NONE
TRAVELERS (sh)              NT CV JR 2032     89420G307    11,168   499000      SH           SOLE       NONE                  NONE
TRI CONTINENTAL             COM               895436103      72      5606       SH           SOLE       NONE                  NONE
TYCO                        COM               902124106     213      16550      SH           SOLE       NONE                  NONE
TYCO                        LYON ZRO 144A     902124AA4    2,035     2700      PRN   PUT     SOLE       NONE                  NONE
TYCO                        LYON ZERO         902124AC0     565       750      PRN   PUT     SOLE       NONE                  NONE
UPS                         NOTE 1.75% 9/2    911312AB2    7,642     7500      PRN           SOLE       NONE                  NONE
VERIZON GLOBAL              NOTE 5/1          92344GAN6    24,455    41400     PRN   PUT     SOLE       NONE                  NONE
VERIZON GLOBAL              DB CV ZRO 144A    92344GAP1    3,048     5160      PRN   PUT     SOLE       NONE                  NONE
WACHOVIA CORP               COM               929903102     224      6500       SH           SOLE       NONE                  NONE
WASTE MANAGEMENT            COM               94106L109     429      20000      SH           SOLE       NONE                  NONE
XL CAPITAL                  DBCV 5/2          98372PAB4    6,590     10450     PRN   PUT     SOLE       NONE                  NONE
XEROX                       SDCV 0.57% 4/2    984121BB8    13,887    21405     PRN   PUT     SOLE       NONE                  NONE
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